Shareholder Report, Line Graph (Details) 190901_Boston Partners Small Cap Value II Fund_R6 Share Class_TSR Annual {R6 Share Class} - USD ($)		12 Months Ended
	Jul. 06, 2026	Aug. 31, 2026
R6 Share Class
Account Value [Line Items]
Line Graph and Table Measure Name		R6 Share Class
Accumulated Value	$ 100,000	$ 100,593
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return Index
Accumulated Value	100,000	$ 101,809
Russell 2000 Value Benchmark Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Benchmark Total Return Index
Accumulated Value	$ 100,000	$ 100,177